American Funds Corporate Bond Fund®
Investment portfolio
February 28, 2023
unaudited

Bonds, notes & other debt instruments 92.39% Corporate bonds, notes & loans 84.09% Financials 19.57%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 3.35% 5/3/2026	USD675	$643
AerCap Ireland Capital DAC 2.45% 10/29/2026	6,913	6,098
AerCap Ireland Capital DAC 3.00% 10/29/2028	2,852	2,431
AerCap Ireland Capital DAC 3.30% 1/30/2032	3,440	2,755
AerCap Ireland Capital DAC 3.40% 10/29/2033	1,239	965
Allstate Corp. 0.75% 12/15/2025	440	391
Allstate Corp. 1.45% 12/15/2030	1,000	768
American Express Co. 4.90% 2/13/2026	2,156	2,140
American Express Co. 1.65% 11/4/2026	1,050	929
American Express Co. 5.85% 11/5/2027	1,050	1,082
American Express Co. 4.05% 5/3/2029	1,350	1,280
American International Group, Inc. 2.50% 6/30/2025	1,000	942
American International Group, Inc. 3.90% 4/1/2026	150	144
American International Group, Inc. 4.80% 7/10/2045	100	89
American International Group, Inc. 4.375% 6/30/2050	1,000	845
Aon Corp. 2.60% 12/2/2031	1,000	816
Aon Corp. 5.00% 9/12/2032	1,500	1,468
Aon Corp. 5.35% 2/28/2033	2,704	2,705
Aon Corp. 3.90% 2/28/2052	500	385
Australia & New Zealand Banking Group, Ltd. 6.742% 12/8/2032[1]	956	989
Banco Santander, SA 5.147% 8/18/2025	2,000	1,976
Banco Santander, SA 5.294% 8/18/2027	1,400	1,373
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[2]	2,000	1,789
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[2]	1,900	1,954
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]	14,548	11,349
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[2]	1,751	1,358
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[2]	4,046	3,166
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[2]	7,930	7,633
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[2]	2,500	1,715
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[2]	1,290	847
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]	500	501
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]	800	696
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	313	277
Berkshire Hathaway Finance Corp. 4.25% 1/15/2049	300	267
Berkshire Hathaway, Inc. 2.30% 3/15/2027	358	331
Berkshire Hathaway, Inc. 2.875% 3/15/2032	606	522
Berkshire Hathaway, Inc. 4.50% 2/11/2043	125	116
Berkshire Hathaway, Inc. 3.85% 3/15/2052	301	243
BlackRock, Inc. 2.10% 2/25/2032	1,050	841
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[1]	1,405	1,428
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[1]	390	401
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	325	269
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	2,054	1,658
American Funds Corporate Bond Fund — Page 1 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	USD1,950	$1,944
Canadian Imperial Bank of Commerce (CIBC) 3.60% 4/7/2032	1,619	1,429
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	607	596
Capital One Financial Corp. 5.817% 2/1/2034 (USD-SOFR + 2.60% on 2/1/2033)[2]	200	194
Charles Schwab Corp. 1.65% 3/11/2031	375	293
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	203	160
Chubb INA Holdings, Inc. 1.375% 9/15/2030	1,000	778
Chubb INA Holdings, Inc. 2.85% 12/15/2051	607	414
Chubb INA Holdings, Inc. 3.05% 12/15/2061	673	441
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[2]	2,500	2,333
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[2]	4,000	3,283
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[2]	2,615	2,275
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]	2,765	2,897
Corebridge Financial, Inc. 3.65% 4/5/2027[1]	806	753
Corebridge Financial, Inc. 3.85% 4/5/2029[1]	757	685
Corebridge Financial, Inc. 3.90% 4/5/2032[1]	4,893	4,286
Corebridge Financial, Inc. 4.35% 4/5/2042[1]	533	440
Corebridge Financial, Inc. 4.40% 4/5/2052[1]	341	272
Credit Suisse Group AG 3.80% 6/9/2023	425	420
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	1,562	1,263
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	6,143	4,876
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	500	352
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,2]	1,000	1,051
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	3,050	2,876
Deutsche Bank AG 1.447% 4/1/2025 (USD-SOFR + 1.131% on 4/1/2024)[2]	2,020	1,913
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[2]	835	749
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]	1,050	914
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[2]	1,175	1,188
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[2]	825	689
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[2]	1,127	889
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[2]	550	536
Discover Financial Services 3.45% 7/27/2026	542	505
Discover Financial Services 6.70% 11/29/2032	175	181
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	1,950	1,702
Five Corners Funding Trust II 2.85% 5/15/2030[1]	1,000	846
GE Capital Funding, LLC 4.55% 5/15/2032	1,185	1,129
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 6.034% 5/15/2026[3]	500	504
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025)[2]	3,796	3,343
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[2]	1,239	1,086
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[2]	1,000	769
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[2]	818	643
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	1,660	1,369
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	2,000	1,381
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[2]	3,723	2,781
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	9,275	8,298
Groupe BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	1,500	1,309
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	1,766	1,354
Groupe BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	2,310	2,258
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[2]	5,050	4,445
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[2]	2,630	2,528
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	2,544	2,110
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[2]	1,000	790
American Funds Corporate Bond Fund — Page 2 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intercontinental Exchange, Inc. 4.35% 6/15/2029	USD1,725	$1,673
Intercontinental Exchange, Inc. 4.60% 3/15/2033	1,552	1,482
Intercontinental Exchange, Inc. 2.65% 9/15/2040	375	263
Intercontinental Exchange, Inc. 3.00% 6/15/2050	675	461
Intercontinental Exchange, Inc. 4.95% 6/15/2052	913	866
Intercontinental Exchange, Inc. 3.00% 9/15/2060	1,610	1,022
Intesa Sanpaolo SpA 3.875% 1/12/2028[1]	657	592
Intesa Sanpaolo SpA 4.00% 9/23/2029[1]	400	350
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,2]	375	395
JPMorgan Chase & Co. 3.845% 6/14/2025 (USD-SOFR + 0.98% on 6/14/2024)[2]	2,000	1,953
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[2]	2,265	2,143
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[2]	8,538	7,940
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[2]	7,500	7,494
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[2]	2,500	2,326
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[2]	1,682	1,478
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[2]	2,604	2,305
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[2]	1,740	1,700
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[2]	5,000	4,575
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[2]	741	601
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[2]	3,760	3,009
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[2]	1,357	1,119
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[2]	3,073	2,866
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[2]	1,280	1,226
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[2]	1,277	871
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[2]	1,850	1,314
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	875	864
Lloyds Banking Group PLC 3.75% 1/11/2027	213	199
Lloyds Banking Group PLC 4.375% 3/22/2028	590	558
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	230	219
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	548	440
Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	395	366
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	1,010	668
MetLife, Inc. 4.55% 3/23/2030	1,950	1,917
MetLife, Inc. 4.60% 5/13/2046	100	90
MetLife, Inc. 5.00% 7/15/2052	230	221
Metropolitan Life Global Funding I 3.60% 1/11/2024[1]	400	394
Metropolitan Life Global Funding I 0.95% 7/2/2025[1]	1,203	1,092
Metropolitan Life Global Funding I 3.45% 12/18/2026[1]	150	140
Metropolitan Life Global Funding I 4.40% 6/30/2027[1]	1,000	971
Metropolitan Life Global Funding I 3.00% 9/19/2027[1]	700	639
Metropolitan Life Global Funding I 5.05% 1/6/2028[1]	2,030	2,030
Metropolitan Life Global Funding I 3.05% 6/17/2029[1]	250	222
Metropolitan Life Global Funding I 4.30% 8/25/2029[1]	1,000	950
Metropolitan Life Global Funding I 2.95% 4/9/2030[1]	476	416
Metropolitan Life Global Funding I 1.55% 1/7/2031[1]	1,000	785
Metropolitan Life Global Funding I 2.40% 1/11/2032[1]	250	205
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[2]	1,871	1,808
Morgan Stanley (USD-SOFR + 0.455%) 4.55% 1/25/2024[3]	5,000	4,998
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[2]	1,975	1,953
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[2]	3,000	2,650
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[2]	2,300	2,009
American Funds Corporate Bond Fund — Page 3 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[2]	USD3,833	$3,643
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[2]	945	971
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[2]	12,023	11,811
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	3,000	2,285
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[2]	5,897	4,590
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[2]	6,475	6,829
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[2]	667	496
Muenchener Rueckversicherungs-Gesellschaft AG 5.875% 5/23/2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,2]	1,400	1,414
National Australia Bank, Ltd. 4.944% 1/12/2028	5,453	5,443
Nationwide Building Society 3.96% 7/18/2030 (3-month USD-LIBOR + 1.855% on 7/18/2029)[1,2]	400	358
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[2]	800	802
New York Life Global Funding 0.95% 6/24/2025[1]	631	571
New York Life Global Funding 3.00% 1/10/2028[1]	100	92
New York Life Global Funding 1.20% 8/7/2030[1]	2,500	1,944
New York Life Global Funding 1.85% 8/1/2031[1]	250	199
New York Life Global Funding 4.55% 1/28/2033[1]	2,471	2,381
Nordea Bank AB 3.60% 6/6/2025[1]	980	942
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[2]	3,000	2,956
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]	1,057	1,099
PNC Financial Services Group, Inc. 5.068% 1/24/2034 (USD-SOFR + 1.933% on 1/24/2033)[2]	3,046	2,947
PRICOA Global Funding I 3.45% 9/1/2023[1]	175	173
Prudential Financial, Inc. 3.905% 12/7/2047	350	277
Prudential Financial, Inc. 3.70% 3/13/2051	1,255	961
Royal Bank of Canada 5.00% 2/1/2033	10,985	10,737
Royal Bank of Scotland PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[2]	340	307
Royal Bank of Scotland PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[2]	370	342
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[2]	721	739
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[2]	1,575	1,520
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	1,470	1,483
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[2]	2,279	1,582
Toronto-Dominion Bank 5.156% 1/10/2028	10,358	10,314
Travelers Companies, Inc. 4.00% 5/30/2047	105	88
Travelers Companies, Inc. 4.05% 3/7/2048	100	84
Travelers Companies, Inc. 4.10% 3/4/2049	380	322
Travelers Companies, Inc. 2.55% 4/27/2050	452	289
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	2,600	2,296
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[2]	15,000	14,235
Wells Fargo & Company 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[2]	3,000	2,791
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[2]	1,351	1,254
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[2]	4,000	3,385
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[2]	1,570	1,500
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	7,388	6,410
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[2]	1,225	942
Willis North America, Inc. 4.65% 6/15/2027	500	483
		340,210
American Funds Corporate Bond Fund — Page 4 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 15.21%	Principal amount (000)	Value (000)
AEP Transmission Co., LLC 3.65% 4/1/2050	USD25	$19
AEP Transmission Co., LLC 2.75% 8/15/2051	476	306
Alabama Power Co. 3.94% 9/1/2032	176	160
American Electric Power Company, Inc. 1.00% 11/1/2025	1,100	980
American Transmission Systems, Inc. 2.65% 1/15/2032[1]	685	562
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,389	4,426
CenterPoint Energy, Inc. 2.90% 7/1/2050	786	536
Cleveland Electric Illuminating Co. 4.55% 11/15/2030[1]	2,500	2,368
Consumers Energy Co. 3.60% 8/15/2032	345	310
Consumers Energy Co. 4.625% 5/15/2033	10,475	10,186
Consumers Energy Co. 3.25% 8/15/2046	1,000	724
Consumers Energy Co. 3.10% 8/15/2050	2,592	1,832
Consumers Energy Co. 2.65% 8/15/2052	1,416	906
DTE Electric Co. 2.625% 3/1/2031	706	597
DTE Electric Co. 5.20% 4/1/2033	2,752	2,759
DTE Electric Co. 3.65% 3/1/2052	704	546
DTE Energy Company 1.90% 4/1/2028	1,910	1,646
Duke Energy Carolinas, LLC 3.20% 8/15/2049	37	26
Duke Energy Carolinas, LLC 5.35% 1/15/2053	3,492	3,447
Duke Energy Corp. 5.00% 12/8/2027	1,850	1,837
Duke Energy Corp. 3.50% 6/15/2051	2,240	1,569
Duke Energy Florida, LLC 5.95% 11/15/2052	475	507
Duke Energy Progress, LLC 2.50% 8/15/2050	1,044	626
Edison International 5.75% 6/15/2027	468	471
Edison International 4.125% 3/15/2028	12,224	11,408
Edison International 6.95% 11/15/2029	2,815	2,958
Emera US Finance, LP 2.639% 6/15/2031	7,975	6,277
Entergy Corp. 1.60% 12/15/2030	475	365
Entergy Corp. 2.40% 6/15/2031	2,250	1,781
Entergy Louisiana, LLC 4.75% 9/15/2052	963	877
Entergy Texas, Inc. 1.75% 3/15/2031	1,500	1,173
FirstEnergy Corp. 2.05% 3/1/2025	275	258
FirstEnergy Corp. 1.60% 1/15/2026	4,125	3,681
FirstEnergy Corp. 3.50% 4/1/2028[1]	1,000	916
FirstEnergy Corp. 4.10% 5/15/2028[1]	3,000	2,840
FirstEnergy Corp. 2.65% 3/1/2030	11,742	9,748
FirstEnergy Corp. 2.25% 9/1/2030	8,830	7,050
FirstEnergy Corp., Series B, 4.15% 7/15/2027[2]	5,786	5,404
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	15,625	13,664
Florida Power & Light Company 5.05% 4/1/2028	2,550	2,549
Florida Power & Light Company 5.10% 4/1/2033	7,965	7,962
Florida Power & Light Company 2.875% 12/4/2051	59	39
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	1,085	1,041
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	250	204
Metropolitan Edison Co. 4.30% 1/15/2029[1]	200	187
Mississippi Power Co. 4.25% 3/15/2042	600	492
NextEra Energy Capital Holdings, Inc. 0.65% 3/1/2023	3,475	3,475
NextEra Energy Capital Holdings, Inc. 4.90% 2/28/2028	13,230	13,077
NextEra Energy Capital Holdings, Inc. 2.75% 11/1/2029	2,500	2,132
NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	2,000	1,917
Northern States Power Co. 2.25% 4/1/2031	1,000	826
Northern States Power Co. 2.60% 6/1/2051	1,071	689
Northern States Power Co. 4.50% 6/1/2052	600	543
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032	2,325	2,245
American Funds Corporate Bond Fund — Page 5 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 1.70% 11/15/2023	USD5,418	$5,261
Pacific Gas and Electric Co. 3.50% 6/15/2025	2,697	2,559
Pacific Gas and Electric Co. 3.15% 1/1/2026	2,215	2,056
Pacific Gas and Electric Co. 2.95% 3/1/2026	343	315
Pacific Gas and Electric Co. 3.30% 3/15/2027	449	410
Pacific Gas and Electric Co. 5.45% 6/15/2027	3,642	3,560
Pacific Gas and Electric Co. 2.10% 8/1/2027	5,000	4,263
Pacific Gas and Electric Co. 3.30% 12/1/2027	3,483	3,108
Pacific Gas and Electric Co. 3.00% 6/15/2028	9,648	8,425
Pacific Gas and Electric Co. 3.75% 7/1/2028	5,183	4,662
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,442	1,340
Pacific Gas and Electric Co. 4.55% 7/1/2030	7,760	7,015
Pacific Gas and Electric Co. 2.50% 2/1/2031	27,080	21,130
Pacific Gas and Electric Co. 3.25% 6/1/2031	2,684	2,192
Pacific Gas and Electric Co. 3.30% 8/1/2040	50	34
Pacific Gas and Electric Co. 3.50% 8/1/2050	450	283
Progress Energy, Inc. 7.00% 10/30/2031	2,480	2,677
Public Service Company of Colorado 1.90% 1/15/2031	160	129
Public Service Electric and Gas Co. 3.10% 3/15/2032	400	349
Public Service Electric and Gas Co. 3.00% 3/1/2051	770	535
Southern California Edison Co. 0.70% 4/3/2023	3,844	3,829
Southern California Edison Co. 1.20% 2/1/2026	4,000	3,548
Southern California Edison Co. 5.85% 11/1/2027	2,460	2,520
Southern California Edison Co. 3.65% 3/1/2028	1,285	1,201
Southern California Edison Co. 4.20% 3/1/2029	1,704	1,608
Southern California Edison Co. 2.85% 8/1/2029	5,000	4,320
Southern California Edison Co. 2.25% 6/1/2030	3,460	2,849
Southern California Edison Co. 2.50% 6/1/2031	5,000	4,112
Southern California Edison Co. 3.65% 2/1/2050	88	65
Southern California Edison Co. 2.95% 2/1/2051	8,160	5,260
Southern California Edison Co., Series C, 3.60% 2/1/2045	3,133	2,287
Southwestern Electric Power Co. 3.25% 11/1/2051	2,223	1,497
Union Electric Co. 2.15% 3/15/2032	1,350	1,067
Virginia Electric and Power Co. 2.875% 7/15/2029	2,300	2,016
Virginia Electric and Power Co. 2.45% 12/15/2050	650	386
WEC Energy Group, Inc. 5.15% 10/1/2027	3,475	3,459
Wisconsin Power and Light Co. 1.95% 9/16/2031	775	607
Wisconsin Power and Light Co. 3.95% 9/1/2032	299	273
Xcel Energy, Inc. 3.35% 12/1/2026	2,490	2,327
Xcel Energy, Inc. 2.60% 12/1/2029	2,950	2,498
Xcel Energy, Inc. 2.35% 11/15/2031	5,204	4,150
Xcel Energy, Inc. 3.50% 12/1/2049	1,632	1,189
		264,495
Health care 10.15%
AbbVie, Inc. 3.20% 11/21/2029	4,870	4,309
AbbVie, Inc. 4.05% 11/21/2039	1,500	1,267
AbbVie, Inc. 4.25% 11/21/2049	25	21
AmerisourceBergen Corp. 2.70% 3/15/2031	5,612	4,668
Amgen, Inc. 5.15% 3/2/2028	4,976	4,958
Amgen, Inc. 3.00% 2/22/2029	3,165	2,818
Amgen, Inc. 4.05% 8/18/2029	3,660	3,414
Amgen, Inc. 2.45% 2/21/2030	1,250	1,050
Amgen, Inc. 5.25% 3/2/2030	3,256	3,241
American Funds Corporate Bond Fund — Page 6 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 2.30% 2/25/2031	USD1,250	$1,015
Amgen, Inc. 2.00% 1/15/2032	223	173
Amgen, Inc. 4.20% 3/1/2033	3,500	3,221
Amgen, Inc. 5.25% 3/2/2033	10,053	9,987
Amgen, Inc. 5.60% 3/2/2043	2,850	2,816
Amgen, Inc. 3.375% 2/21/2050	125	88
Amgen, Inc. 3.00% 1/15/2052	50	32
Amgen, Inc. 4.875% 3/1/2053	2,699	2,407
Amgen, Inc. 5.65% 3/2/2053	5,937	5,892
Amgen, Inc. 4.40% 2/22/2062	174	139
Amgen, Inc. 5.75% 3/2/2063	3,610	3,563
Anthem, Inc. 4.10% 5/15/2032	1,716	1,577
Anthem, Inc. 4.55% 5/15/2052	1,357	1,177
AstraZeneca Finance, LLC 4.90% 3/3/2030	2,730	2,719
AstraZeneca Finance, LLC 2.25% 5/28/2031	2,613	2,177
AstraZeneca Finance, LLC 4.875% 3/3/2033	2,468	2,461
AstraZeneca PLC 3.375% 11/16/2025	177	170
AstraZeneca PLC 0.70% 4/8/2026	2,658	2,332
AstraZeneca PLC 1.375% 8/6/2030	2,594	2,050
Baxter International, Inc. 2.272% 12/1/2028	500	419
Baxter International, Inc. 2.539% 2/1/2032	6,429	4,986
Becton, Dickinson and Company 4.298% 8/22/2032	3,500	3,254
Boston Scientific Corp. 3.45% 3/1/2024	125	123
Boston Scientific Corp. 2.65% 6/1/2030	3,879	3,319
Boston Scientific Corp. 4.70% 3/1/2049	36	33
Centene Corp. 2.45% 7/15/2028	6,355	5,342
Centene Corp. 4.625% 12/15/2029	2,470	2,261
Centene Corp. 3.375% 2/15/2030	1,963	1,658
Centene Corp. 3.00% 10/15/2030	4,185	3,423
Centene Corp. 2.50% 3/1/2031	5,015	3,914
Centene Corp. 2.625% 8/1/2031	1,530	1,194
CVS Health Corp. 3.25% 8/15/2029	414	366
CVS Health Corp. 5.125% 2/21/2030	1,700	1,670
CVS Health Corp. 1.75% 8/21/2030	1,415	1,105
CVS Health Corp. 1.875% 2/28/2031	3,295	2,561
CVS Health Corp. 5.25% 2/21/2033	5,024	4,948
CVS Health Corp. 5.05% 3/25/2048	65	58
CVS Health Corp. 5.625% 2/21/2053	1,400	1,356
Elevance Health, Inc. 4.75% 2/15/2033	2,571	2,472
Elevance Health, Inc. 5.125% 2/15/2053	1,116	1,059
Eli Lilly and Company 3.375% 3/15/2029	5,560	5,165
Eli Lilly and Company 4.70% 2/27/2033	3,460	3,443
Eli Lilly and Company 4.875% 2/27/2053	1,387	1,386
Eli Lilly and Company 4.95% 2/27/2063	388	386
GE Healthcare Holding, LLC 5.65% 11/15/2027[1]	700	710
GE Healthcare Holding, LLC 5.857% 3/15/2030[1]	1,180	1,207
GE Healthcare Holding, LLC 5.905% 11/22/2032[1]	5,740	5,938
GE Healthcare Holding, LLC 6.377% 11/22/2052[1]	525	567
Gilead Sciences, Inc. 2.60% 10/1/2040	622	434
Gilead Sciences, Inc. 2.80% 10/1/2050	462	300
HCA, Inc. 4.125% 6/15/2029	1,000	911
HCA, Inc. 2.375% 7/15/2031	2,455	1,913
HCA, Inc. 4.625% 3/15/2052[1]	630	496
Humana, Inc. 3.70% 3/23/2029	1,626	1,476
American Funds Corporate Bond Fund — Page 7 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Johnson & Johnson 0.95% 9/1/2027	USD675	$578
Johnson & Johnson 1.30% 9/1/2030	2,025	1,629
Johnson & Johnson 2.10% 9/1/2040	625	429
Johnson & Johnson 2.25% 9/1/2050	1,506	958
Kaiser Foundation Hospitals 2.81% 6/1/2041	660	485
Merck & Co., Inc. 2.15% 12/10/2031	2,000	1,631
Partners HealthCare System, Inc. 3.192% 7/1/2049	1,000	713
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	746	581
Roche Holdings, Inc. 1.93% 12/13/2028[1]	5,606	4,806
Roche Holdings, Inc. 2.076% 12/13/2031[1]	10,507	8,525
Summa Health 3.511% 11/15/2051	665	471
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	1,400	1,400
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032	1,213	1,209
UnitedHealth Group, Inc. 3.75% 7/15/2025	380	369
UnitedHealth Group, Inc. 2.875% 8/15/2029	348	306
UnitedHealth Group, Inc. 2.00% 5/15/2030	704	578
UnitedHealth Group, Inc. 4.20% 5/15/2032	2,484	2,340
UnitedHealth Group, Inc. 5.35% 2/15/2033	8	8
UnitedHealth Group, Inc. 3.05% 5/15/2041	2,000	1,504
UnitedHealth Group, Inc. 4.25% 6/15/2048	468	406
UnitedHealth Group, Inc. 4.45% 12/15/2048	285	254
UnitedHealth Group, Inc. 3.25% 5/15/2051	2,390	1,714
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,486	2,285
UnitedHealth Group, Inc. 4.95% 5/15/2062	530	500
UnitedHealth Group, Inc. 6.05% 2/15/2063	414	454
Zoetis, Inc. 5.60% 11/16/2032	2,702	2,801
		176,529
Industrials 8.10%
Boeing Company 4.875% 5/1/2025	783	772
Boeing Company 2.75% 2/1/2026	15,838	14,686
Boeing Company 2.196% 2/4/2026	2,000	1,817
Boeing Company 2.70% 2/1/2027	505	458
Boeing Company 5.04% 5/1/2027	336	331
Boeing Company 3.25% 2/1/2028	13,627	12,347
Boeing Company 5.15% 5/1/2030	7,477	7,240
Boeing Company 3.625% 2/1/2031	1,631	1,431
Boeing Company 5.705% 5/1/2040	1,551	1,479
Boeing Company 3.75% 2/1/2050	209	147
Boeing Company 5.805% 5/1/2050	3,198	3,046
Burlington Northern Santa Fe, LLC 3.00% 3/15/2023	1,000	999
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	2,000	1,383
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	1,062	774
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026	2,456	2,176
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	4,415	3,679
Canadian Pacific Railway, Ltd. 3.00% 12/2/2041	5,050	3,829
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	5,351	3,656
Carrier Global Corp. 2.242% 2/15/2025	382	359
Carrier Global Corp. 2.493% 2/15/2027	50	45
Carrier Global Corp. 2.722% 2/15/2030	488	412
Carrier Global Corp. 3.377% 4/5/2040	119	89
Carrier Global Corp. 3.577% 4/5/2050	103	74
CSX Corp. 3.80% 3/1/2028	1,559	1,482
CSX Corp. 4.25% 3/15/2029	1,000	949
American Funds Corporate Bond Fund — Page 8 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
CSX Corp. 4.10% 11/15/2032	USD1,550	$1,430
CSX Corp. 3.35% 9/15/2049	1,015	733
CSX Corp. 2.50% 5/15/2051	2,079	1,284
CSX Corp. 4.50% 11/15/2052	350	304
Eaton Corp. 4.15% 3/15/2033	1,366	1,260
Eaton Corp. 4.70% 8/23/2052	675	615
General Dynamics Corp. 1.15% 6/1/2026	1,140	1,010
General Dynamics Corp. 3.75% 5/15/2028	703	669
General Dynamics Corp. 3.625% 4/1/2030	969	904
General Dynamics Corp. 2.25% 6/1/2031	203	169
Honeywell International, Inc. 2.30% 8/15/2024	80	77
Honeywell International, Inc. 1.35% 6/1/2025	124	115
Honeywell International, Inc. 4.95% 2/15/2028	500	505
Honeywell International, Inc. 2.70% 8/15/2029	1,522	1,339
Honeywell International, Inc. 1.95% 6/1/2030	2,000	1,655
Honeywell International, Inc. 5.00% 2/15/2033	1,500	1,517
L3Harris Technologies, Inc. 1.80% 1/15/2031	925	722
Lockheed Martin Corp. 5.10% 11/15/2027	856	868
Lockheed Martin Corp. 1.85% 6/15/2030	176	144
Lockheed Martin Corp. 5.25% 1/15/2033	3,916	4,016
Lockheed Martin Corp. 5.70% 11/15/2054	1,212	1,314
Lockheed Martin Corp. 5.90% 11/15/2063	886	980
Masco Corp. 1.50% 2/15/2028	323	267
Masco Corp. 2.00% 2/15/2031	1,086	841
Norfolk Southern Corp. 4.45% 3/1/2033	1,099	1,033
Norfolk Southern Corp. 3.05% 5/15/2050	1,356	905
Northrop Grumman Corp. 3.25% 1/15/2028	1,210	1,118
Northrop Grumman Corp. 4.70% 3/15/2033	9,727	9,386
Northrop Grumman Corp. 4.95% 3/15/2053	3,793	3,579
Raytheon Technologies Corp. 5.00% 2/27/2026	165	165
Raytheon Technologies Corp. 1.90% 9/1/2031	1,274	997
Raytheon Technologies Corp. 2.375% 3/15/2032	1,500	1,210
Raytheon Technologies Corp. 5.15% 2/27/2033	4,264	4,245
Raytheon Technologies Corp. 2.82% 9/1/2051	750	494
Raytheon Technologies Corp. 3.03% 3/15/2052	3,000	2,073
Raytheon Technologies Corp. 5.375% 2/27/2053	757	761
Republic Services, Inc. 2.375% 3/15/2033	1,730	1,371
Union Pacific Corp. 3.75% 7/15/2025	2,255	2,189
Union Pacific Corp. 4.75% 2/21/2026	5,000	4,979
Union Pacific Corp. 2.80% 2/14/2032	1,512	1,280
Union Pacific Corp. 2.891% 4/6/2036	1,332	1,050
Union Pacific Corp. 3.375% 2/14/2042	530	417
Union Pacific Corp. 4.30% 3/1/2049	510	441
Union Pacific Corp. 3.25% 2/5/2050	1,851	1,338
Union Pacific Corp. 2.95% 3/10/2052	2,503	1,687
Union Pacific Corp. 3.50% 2/14/2053	1,910	1,433
Union Pacific Corp. 3.95% 8/15/2059	805	630
United Technologies Corp. 3.65% 8/16/2023	23	23
United Technologies Corp. 4.125% 11/16/2028	1,475	1,405
Waste Management, Inc. 4.625% 2/15/2030	9,000	8,750
Waste Management, Inc. 4.15% 4/15/2032	1,630	1,529
		140,886
American Funds Corporate Bond Fund — Page 9 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 7.55%	Principal amount (000)	Value (000)
AT&T, Inc. 2.30% 6/1/2027	USD6,400	$5,705
AT&T, Inc. 1.65% 2/1/2028	4,392	3,733
AT&T, Inc. 4.35% 3/1/2029	2,500	2,371
AT&T, Inc. 2.75% 6/1/2031	9,964	8,238
AT&T, Inc. 2.25% 2/1/2032	10,880	8,500
AT&T, Inc. 2.55% 12/1/2033	3,831	2,935
AT&T, Inc. 3.50% 9/15/2053	5,725	3,935
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2/1/2024	1,500	1,482
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.05% 3/30/2029	1,000	935
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031	9,239	7,248
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033	2,805	2,401
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 4/1/2053	1,975	1,546
Charter Communications Operating, LLC 2.30% 2/1/2032	1,800	1,326
Charter Communications Operating, LLC 5.125% 7/1/2049	612	471
Charter Communications Operating, LLC 4.80% 3/1/2050	420	307
Charter Communications Operating, LLC 3.70% 4/1/2051	6,790	4,159
Charter Communications Operating, LLC 3.90% 6/1/2052	980	620
Comcast Corp. 1.95% 1/15/2031	2,044	1,640
Comcast Corp. 1.50% 2/15/2031	1,800	1,391
Comcast Corp. 2.80% 1/15/2051	3,100	1,981
Comcast Corp. 2.887% 11/1/2051	2,000	1,296
Netflix, Inc. 4.875% 4/15/2028	6,991	6,784
Netflix, Inc. 5.875% 11/15/2028	11,396	11,567
Netflix, Inc. 6.375% 5/15/2029	50	52
Netflix, Inc. 5.375% 11/15/2029[1]	5,574	5,492
Netflix, Inc. 4.875% 6/15/2030[1]	5,606	5,387
T-Mobile US, Inc. 1.50% 2/15/2026	1,200	1,075
T-Mobile US, Inc. 2.625% 4/15/2026	125	115
T-Mobile US, Inc. 3.75% 4/15/2027	1,200	1,129
T-Mobile US, Inc. 2.05% 2/15/2028	3,510	3,014
T-Mobile US, Inc. 4.95% 3/15/2028	2,892	2,840
T-Mobile US, Inc. 2.55% 2/15/2031	3,779	3,086
T-Mobile US, Inc. 2.25% 11/15/2031	3,956	3,104
T-Mobile US, Inc. 2.70% 3/15/2032	517	419
T-Mobile US, Inc. 3.00% 2/15/2041	823	573
T-Mobile US, Inc. 3.30% 2/15/2051	2,556	1,716
T-Mobile US, Inc. 3.40% 10/15/2052	5,864	3,994
Verizon Communications, Inc. 3.875% 2/8/2029	125	116
Verizon Communications, Inc. 1.68% 10/30/2030	900	697
Verizon Communications, Inc. 1.75% 1/20/2031	2,848	2,199
Verizon Communications, Inc. 2.55% 3/21/2031	925	757
Verizon Communications, Inc. 2.355% 3/15/2032	1,710	1,345
Verizon Communications, Inc. 2.65% 11/20/2040	11,835	8,026
Verizon Communications, Inc. 3.40% 3/22/2041	700	528
Verizon Communications, Inc. 2.85% 9/3/2041	18	13
Verizon Communications, Inc. 3.85% 11/1/2042	206	163
Verizon Communications, Inc. 2.875% 11/20/2050	1,229	775
Verizon Communications, Inc. 3.55% 3/22/2051	900	650
Vodafone Group PLC 4.25% 9/17/2050	1,000	786
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[1]	660	535
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[1]	2,148	1,685
WarnerMedia Holdings, Inc. 5.391% 3/15/2062[1]	551	430
		131,272
American Funds Corporate Bond Fund — Page 10 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 6.03%	Principal amount (000)	Value (000)
7-Eleven, Inc. 0.95% 2/10/2026[1]	USD3,798	$3,348
7-Eleven, Inc. 1.30% 2/10/2028[1]	2,162	1,795
7-Eleven, Inc. 1.80% 2/10/2031[1]	6,800	5,224
7-Eleven, Inc. 2.80% 2/10/2051[1]	762	474
Altria Group, Inc. 4.40% 2/14/2026	22	22
Altria Group, Inc. 3.40% 5/6/2030	1,226	1,057
Altria Group, Inc. 2.45% 2/4/2032	2,000	1,511
Altria Group, Inc. 5.95% 2/14/2049	1,399	1,254
Altria Group, Inc. 3.70% 2/4/2051	3,780	2,400
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	4,005	3,676
Anheuser-Busch InBev NV 4.00% 4/13/2028	200	191
Anheuser-Busch InBev NV 4.75% 1/23/2029	3,031	2,981
Anheuser-Busch InBev NV 3.50% 6/1/2030	2,216	2,020
Anheuser-Busch InBev NV 4.90% 1/23/2031	250	250
Anheuser-Busch InBev NV 4.439% 10/6/2048	280	242
Anheuser-Busch InBev NV 5.55% 1/23/2049	889	896
Anheuser-Busch InBev NV 4.50% 6/1/2050	1,207	1,065
British American Tobacco International Finance PLC 1.668% 3/25/2026	986	876
British American Tobacco PLC 2.789% 9/6/2024	600	575
British American Tobacco PLC 3.215% 9/6/2026	470	434
British American Tobacco PLC 3.557% 8/15/2027	74	67
British American Tobacco PLC 4.448% 3/16/2028	475	444
British American Tobacco PLC 2.259% 3/25/2028	6,141	5,149
British American Tobacco PLC 2.726% 3/25/2031	4,000	3,125
British American Tobacco PLC 3.734% 9/25/2040	860	590
British American Tobacco PLC 4.54% 8/15/2047	1,867	1,342
British American Tobacco PLC 5.65% 3/16/2052	947	800
Coca-Cola Company 1.375% 3/15/2031	530	413
Coca-Cola Company 2.50% 3/15/2051	253	166
Conagra Brands, Inc. 4.30% 5/1/2024	900	888
Conagra Brands, Inc. 4.60% 11/1/2025	720	705
Conagra Brands, Inc. 1.375% 11/1/2027	2,710	2,257
Conagra Brands, Inc. 5.30% 11/1/2038	10	9
Conagra Brands, Inc. 5.40% 11/1/2048	617	563
Constellation Brands, Inc. 4.35% 5/9/2027	1,000	967
Constellation Brands, Inc. 3.60% 2/15/2028	200	185
Constellation Brands, Inc. 2.875% 5/1/2030	2,262	1,923
Constellation Brands, Inc. 2.25% 8/1/2031	3,745	2,950
Constellation Brands, Inc. 4.75% 5/9/2032	1,780	1,694
Constellation Brands, Inc. 4.10% 2/15/2048	200	158
Imperial Tobacco Finance PLC 6.125% 7/27/2027[1]	1,450	1,463
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	261	227
Keurig Dr Pepper, Inc. 3.80% 5/1/2050	700	526
Nestlé Holdings, Inc. 0.625% 1/15/2026[1]	2,360	2,092
Nestlé Holdings, Inc. 1.15% 1/14/2027[1]	1,650	1,441
Nestlé Holdings, Inc. 1.00% 9/15/2027[1]	1,838	1,564
PepsiCo, Inc. 4.45% 5/15/2028	13,790	13,689
PepsiCo, Inc. 1.95% 10/21/2031	3,270	2,636
PepsiCo, Inc. 3.625% 3/19/2050	140	115
PepsiCo, Inc. 2.75% 10/21/2051	310	216
Philip Morris International, Inc. 2.875% 5/1/2024	972	944
Philip Morris International, Inc. 4.875% 2/13/2026	5,000	4,946
Philip Morris International, Inc. 0.875% 5/1/2026	521	456
Philip Morris International, Inc. 3.375% 8/15/2029	623	561
American Funds Corporate Bond Fund — Page 11 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 5.625% 11/17/2029	USD2,369	$2,402
Philip Morris International, Inc. 2.10% 5/1/2030	1,167	945
Philip Morris International, Inc. 1.75% 11/1/2030	1,910	1,482
Philip Morris International, Inc. 5.75% 11/17/2032	5,894	5,967
Philip Morris International, Inc. 5.375% 2/15/2033	2,700	2,657
Philip Morris International, Inc. 4.125% 3/4/2043	698	552
Philip Morris International, Inc. 4.25% 11/10/2044	245	196
Procter & Gamble Company 0.55% 10/29/2025	932	836
Procter & Gamble Company 1.00% 4/23/2026	342	305
Procter & Gamble Company 3.95% 1/26/2028	1,881	1,837
Procter & Gamble Company 3.00% 3/25/2030	152	138
Procter & Gamble Company 1.20% 10/29/2030	1,000	789
Reynolds American, Inc. 4.45% 6/12/2025	225	219
Wal-Mart Stores, Inc. 4.15% 9/9/2032	630	608
Wal-Mart Stores, Inc. 4.50% 9/9/2052	310	292
		104,787
Information technology 4.72%
Analog Devices, Inc. 2.95% 10/1/2051	596	410
Apple, Inc. 3.35% 8/8/2032	11,550	10,420
Apple, Inc. 3.95% 8/8/2052	8,233	7,020
Broadcom Corp. 3.875% 1/15/2027	1,090	1,029
Broadcom, Inc. 4.00% 4/15/2029[1]	1,566	1,419
Broadcom, Inc. 4.75% 4/15/2029	4,052	3,879
Broadcom, Inc. 4.15% 11/15/2030	2,000	1,802
Broadcom, Inc. 3.419% 4/15/2033[1]	812	654
Broadcom, Inc. 3.469% 4/15/2034[1]	4,193	3,321
Broadcom, Inc. 3.137% 11/15/2035[1]	2,240	1,653
Broadcom, Inc. 3.187% 11/15/2036[1]	3,807	2,759
Broadcom, Inc. 3.50% 2/15/2041[1]	5,505	3,943
Broadcom, Inc. 3.75% 2/15/2051[1]	1,811	1,264
Fidelity National Information Services, Inc. 2.25% 3/1/2031	2,700	2,126
Fiserv, Inc. 3.50% 7/1/2029	775	694
Fiserv, Inc. 2.65% 6/1/2030	1,107	928
Global Payments, Inc. 2.90% 5/15/2030	665	548
Intel Corp. 4.875% 2/10/2028	2,072	2,042
Intel Corp. 5.20% 2/10/2033	7,607	7,468
Intel Corp. 5.625% 2/10/2043	569	556
Intel Corp. 5.70% 2/10/2053	1,718	1,680
Intel Corp. 5.90% 2/10/2063	290	286
Mastercard, Inc. 1.90% 3/15/2031	1,525	1,244
Mastercard, Inc. 2.95% 3/15/2051	686	492
Microsoft Corp. 3.30% 2/6/2027	2,575	2,461
Oracle Corp. 3.60% 4/1/2050	3,020	2,049
Oracle Corp. 3.95% 3/25/2051	1,841	1,324
PayPal Holdings, Inc. 3.25% 6/1/2050	283	196
PayPal Holdings, Inc. 5.05% 6/1/2052	1,235	1,126
salesforce.com, inc. 1.95% 7/15/2031	600	481
salesforce.com, inc. 2.70% 7/15/2041	250	177
salesforce.com, inc. 2.90% 7/15/2051	275	185
salesforce.com, inc. 3.05% 7/15/2061	1,200	770
ServiceNow, Inc. 1.40% 9/1/2030	19,148	14,597
American Funds Corporate Bond Fund — Page 12 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
VeriSign, Inc. 2.70% 6/15/2031	USD781	$631
Visa, Inc. 2.00% 8/15/2050	625	372
		82,006
Consumer discretionary 3.89%
Amazon.com, Inc. 4.60% 12/1/2025	1,305	1,296
Amazon.com, Inc. 1.20% 6/3/2027	1,191	1,029
Amazon.com, Inc. 3.45% 4/13/2029	213	198
Amazon.com, Inc. 1.50% 6/3/2030	1,337	1,073
Amazon.com, Inc. 4.70% 12/1/2032	9,630	9,524
Amazon.com, Inc. 2.875% 5/12/2041	934	697
American Honda Finance Corp. 1.20% 7/8/2025	3,818	3,482
Bayerische Motoren Werke AG 3.90% 4/9/2025[1]	257	250
Bayerische Motoren Werke AG 2.55% 4/1/2031[1]	534	447
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[1]	1,000	960
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[1]	1,159	1,147
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[1]	825	776
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[1]	711	701
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[1]	3,372	2,859
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]	4,685	3,761
DaimlerChrysler North America Holding Corp. 0.75% 3/1/2024[1]	667	637
General Motors Company 5.40% 4/1/2048	500	418
Home Depot, Inc. 1.375% 3/15/2031	2,326	1,789
Home Depot, Inc. 3.125% 12/15/2049	684	486
Home Depot, Inc. 2.375% 3/15/2051	4,795	2,877
Hyundai Capital America 0.80% 4/3/2023[1]	5,375	5,354
Hyundai Capital America 1.80% 10/15/2025[1]	774	702
Hyundai Capital America 1.50% 6/15/2026[1]	1,866	1,635
Hyundai Capital America 2.00% 6/15/2028[1]	1,701	1,418
Lowe’s Companies, Inc. 4.05% 5/3/2047	37	29
Marriott International, Inc. 2.85% 4/15/2031	2,260	1,865
Marriott International, Inc. 2.75% 10/15/2033	2,040	1,596
McDonald’s Corp. 3.60% 7/1/2030	752	687
McDonald’s Corp. 4.60% 9/9/2032	1,888	1,820
McDonald’s Corp. 5.15% 9/9/2052	1,100	1,056
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[1]	333	334
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[1]	225	226
Morongo Band of Mission Indians 7.00% 10/1/2039[1]	1,100	1,180
Stellantis Finance US, Inc. 1.711% 1/29/2027[1]	1,000	868
Stellantis Finance US, Inc. 5.625% 1/12/2028[1]	5,258	5,285
Stellantis Finance US, Inc. 2.691% 9/15/2031[1]	7,638	6,011
Target Corp. 4.80% 1/15/2053	2,000	1,870
Toyota Motor Credit Corp. 0.80% 1/9/2026	640	571
VICI Properties, LP / VICI Note Co., Inc. 4.50% 1/15/2028[1]	850	782
		67,696
Real estate 3.55%
American Tower Corp. 1.60% 4/15/2026	1,574	1,401
American Tower Corp. 1.45% 9/15/2026	854	743
American Tower Corp. 3.65% 3/15/2027	1,035	964
American Tower Corp. 5.50% 3/15/2028	819	816
American Tower Corp. 2.70% 4/15/2031	955	775
American Tower Corp. 5.65% 3/15/2033	706	703
American Tower Corp. 2.95% 1/15/2051	285	172
American Funds Corporate Bond Fund — Page 13 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Corporate Office Properties, LP 2.00% 1/15/2029	USD362	$279
Corporate Office Properties, LP 2.75% 4/15/2031	620	467
Corporate Office Properties, LP 2.90% 12/1/2033	619	438
Crown Castle, Inc. 5.00% 1/11/2028	4,690	4,621
Equinix, Inc. 2.625% 11/18/2024	2,507	2,388
Equinix, Inc. 1.25% 7/15/2025	3,123	2,826
Equinix, Inc. 2.90% 11/18/2026	583	532
Equinix, Inc. 1.80% 7/15/2027	470	404
Equinix, Inc. 1.55% 3/15/2028	1,735	1,444
Equinix, Inc. 3.20% 11/18/2029	3,314	2,891
Equinix, Inc. 2.15% 7/15/2030	2,680	2,143
Equinix, Inc. 2.50% 5/15/2031	2,896	2,320
Equinix, Inc. 3.90% 4/15/2032	1,280	1,132
Equinix, Inc. 3.00% 7/15/2050	1,274	815
Equinix, Inc. 3.40% 2/15/2052	2,048	1,399
Extra Space Storage, Inc. 2.35% 3/15/2032	607	465
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	845	700
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,424	1,070
Invitation Homes Operating Partnership, LP 2.70% 1/15/2034	606	454
Public Storage 2.30% 5/1/2031	3,552	2,908
Scentre Group 3.50% 2/12/2025[1]	48	46
Sun Communities Operating, LP 2.30% 11/1/2028	381	322
Sun Communities Operating, LP 2.70% 7/15/2031	7,486	5,980
Sun Communities Operating, LP 4.20% 4/15/2032	1,503	1,335
VICI Properties, LP 4.375% 5/15/2025	770	742
VICI Properties, LP 4.625% 6/15/2025[1]	383	368
VICI Properties, LP 4.75% 2/15/2028	6,733	6,358
VICI Properties, LP 4.95% 2/15/2030	3,061	2,861
VICI Properties, LP 5.125% 5/15/2032	8,813	8,185
Westfield Corp., Ltd. 3.50% 6/15/2029[1]	208	171
		61,638
Energy 3.43%
BP Capital Markets America, Inc. 2.721% 1/12/2032	2,250	1,886
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	997	921
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,945	2,768
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	269	228
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	81	71
Chevron Corp. 2.954% 5/16/2026	3,220	3,032
Chevron Corp. 1.995% 5/11/2027	2,925	2,621
Chevron Corp. 2.236% 5/11/2030	4,250	3,635
Chevron USA, Inc. 1.018% 8/12/2027	7,000	5,979
ConocoPhillips 3.80% 3/15/2052	1,468	1,167
Continental Resources, Inc. 2.875% 4/1/2032[1]	2,594	1,963
Enterprise Products Operating, LLC 5.35% 1/31/2033	2,811	2,811
EQT Corp. 5.70% 4/1/2028	1,535	1,510
Equinor ASA 3.625% 9/10/2028	1,370	1,300
Exxon Mobil Corp. 2.61% 10/15/2030	500	435
Exxon Mobil Corp. 3.452% 4/15/2051	5,165	3,946
Kinder Morgan, Inc. 5.20% 6/1/2033	3,815	3,635
ONEOK, Inc. 5.85% 1/15/2026	281	283
Petróleos Mexicanos 4.625% 9/21/2023	117	116
Petróleos Mexicanos 6.875% 10/16/2025	1,468	1,463
Petróleos Mexicanos 6.50% 3/13/2027	1,670	1,522
American Funds Corporate Bond Fund — Page 14 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.50% 1/23/2029	USD521	$453
Petróleos Mexicanos 8.75% 6/2/2029	840	790
Petróleos Mexicanos 6.84% 1/23/2030	643	538
Petróleos Mexicanos 6.70% 2/16/2032	2,348	1,869
Qatar Energy 2.25% 7/12/2031[1]	4,140	3,410
Qatar Energy 3.125% 7/12/2041[1]	3,170	2,417
Qatar Energy 3.30% 7/12/2051[1]	785	574
Shell International Finance BV 2.75% 4/6/2030	7,140	6,272
Shell International Finance BV 3.00% 11/26/2051	870	603
Total Capital International 3.455% 2/19/2029	1,120	1,036
Total Capital International 2.829% 1/10/2030	470	415
		59,669
Materials 1.89%
Anglo American Capital PLC 2.25% 3/17/2028[1]	1,280	1,091
Anglo American Capital PLC 5.625% 4/1/2030[1]	1,200	1,188
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	1,300	1,292
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	3,250	3,212
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	2,014	2,007
Celanese US Holdings, LLC 6.165% 7/15/2027	250	248
Celanese US Holdings, LLC 6.33% 7/15/2029	662	650
Celanese US Holdings, LLC 6.379% 7/15/2032	714	693
Dow Chemical Co. 4.55% 11/30/2025	14	14
Dow Chemical Co. 4.80% 11/30/2028	500	491
Dow Chemical Co. 4.625% 10/1/2044	600	518
Dow Chemical Co. 4.80% 5/15/2049	1,518	1,302
Dow Chemical Co. 3.60% 11/15/2050	809	584
Glencore Funding, LLC 1.625% 4/27/2026[1]	600	533
Glencore Funding, LLC 2.625% 9/23/2031[1]	1,100	877
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[1]	1,000	886
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[1]	3,048	2,554
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[1]	3,680	2,844
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[1]	500	343
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	1,500	988
Linde, Inc. 4.70% 12/5/2025	2,000	1,994
LYB International Finance BV 4.875% 3/15/2044	100	85
LYB International Finance III, LLC 4.20% 10/15/2049	249	188
LYB International Finance III, LLC 4.20% 5/1/2050	250	188
LYB International Finance III, LLC 3.625% 4/1/2051	680	468
Nutrien, Ltd. 1.90% 5/13/2023	111	110
Nutrien, Ltd. 5.95% 11/7/2025	640	649
Nutrien, Ltd. 5.00% 4/1/2049	300	271
Praxair, Inc. 1.10% 8/10/2030	1,682	1,301
Praxair, Inc. 2.00% 8/10/2050	866	495
Sherwin-Williams Company 3.125% 6/1/2024	700	681
Sherwin-Williams Company 3.45% 6/1/2027	400	375
Sherwin-Williams Company 2.20% 3/15/2032	250	196
Sherwin-Williams Company 3.80% 8/15/2049	550	412
Sherwin-Williams Company 3.30% 5/15/2050	1,050	718
Sherwin-Williams Company 2.90% 3/15/2052	250	154
South32 Treasury, Ltd. 4.35% 4/14/2032[1]	2,488	2,191
		32,791
Total corporate bonds, notes & loans		1,461,979
American Funds Corporate Bond Fund — Page 15 of 20

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 6.67% U.S. Treasury 6.67%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 5/15/2024	USD2,500	$2,358
U.S. Treasury 4.00% 2/15/2026	17,545	17,299
U.S. Treasury 4.00% 2/29/2028	1,947	1,932
U.S. Treasury 4.00% 2/28/2030	30	30
U.S. Treasury 4.125% 11/15/2032	36	37
U.S. Treasury 3.50% 2/15/2033	56,871	54,987
U.S. Treasury 4.25% 5/15/2039[4]	3,114	3,208
U.S. Treasury 1.75% 8/15/2041[4]	580	402
U.S. Treasury 3.875% 2/15/2043[4]	12,848	12,460
U.S. Treasury 4.00% 11/15/2052[4]	22,941	23,350
		116,063
Asset-backed obligations 1.19%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	1,962	1,664
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	4,251	3,810
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	291	245
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	395	344
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]	731	686
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	16,290	13,974
		20,723
Municipals 0.32% California 0.09%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	215	175
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	965	842
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	750	612
		1,629
Ohio 0.23%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,595	3,894
Total municipals		5,523
Bonds & notes of governments & government agencies outside the U.S. 0.12%
Panama (Republic of) 2.252% 9/29/2032	1,710	1,278
United Mexican States 6.35% 2/9/2035	377	388
United Mexican States 3.75% 4/19/2071	685	445
		2,111
Total bonds, notes & other debt instruments (cost: $1,784,880,000)		1,606,399
Short-term securities 9.46% Money market investments 9.46%	Shares
Capital Group Central Cash Fund 4.66%[6,7]	1,644,863	164,486
Total short-term securities (cost: $164,475,000)		164,486
Total investment securities 101.85% (cost: $1,949,355,000)		1,770,885
Other assets less liabilities (1.85)%		(32,234)
Net assets 100.00%		$1,738,651
American Funds Corporate Bond Fund — Page 16 of 20

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 2/28/2023 (000)
2 Year U.S. Treasury Note Futures	Long	821	June 2023	USD167,260	$(348)
5 Year U.S. Treasury Note Futures	Short	73	June 2023	(7,815)	(1)
10 Year U.S. Treasury Note Futures	Short	1,064	June 2023	(118,802)	62
10 Year Ultra U.S. Treasury Note Futures	Short	1,978	June 2023	(231,797)	(11)
20 Year U.S. Treasury Bond Futures	Long	1,296	June 2023	162,283	(572)
30 Year Ultra U.S. Treasury Bond Futures	Long	532	June 2023	71,853	(86)
					$(956)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 2/28/2023 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD158,093	$(1,587)	$(169)	$(1,418)
Investments in affiliates7

	Value of affiliate at 6/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 2/28/2023 (000)	Dividend income (000)
Short-term securities 9.46%
Money market investments 9.46%
Capital Group Central Cash Fund 4.66%[6]	$59,157	$909,859	$804,553	$12	$11	$164,486	$2,326

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $229,396,000, which represented 13.19% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $7,287,000, which represented .42% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 2/28/2023.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Corporate Bond Fund — Page 17 of 20

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $851,895,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $128,282,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Corporate Bond Fund — Page 18 of 20

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,461,979	$—	$1,461,979
U.S. Treasury bonds & notes	—	116,063	—	116,063
Asset-backed obligations	—	20,723	—	20,723
Municipals	—	5,523	—	5,523
Bonds & notes of governments & government agencies outside the U.S.	—	2,111	—	2,111
Short-term securities	164,486	—	—	164,486
Total	$164,486	$1,606,399	$—	$1,770,885

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$62	$—	$—	$62
Liabilities:
Unrealized depreciation on futures contracts	(1,018)	—	—	(1,018)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,418)	—	(1,418)
Total	$(956)	$(1,418)	$—	$(2,374)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviations
Auth. = Authority
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
American Funds Corporate Bond Fund — Page 19 of 20

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-032-0423O-S89795
American Funds Corporate Bond Fund — Page 20 of 20